Sales - Trade receivables - Allowances reconciliation - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue [abstract]
Opening balance	€ (888)	€ (816)	€ (760)
FRS 9 transition impact				€ (22)
Allowances on trade receivables - including IFRS 9 transition impact				(782)
Net addition with impact on income statement	(383)	(332)	(286)
Net addition with impact on income statement	(383)
Losses on trade receivables	275	271	255
Changes in the scope of consolidation	0	(1)	(2)
Translation adjustment	13	(5)	(1)
Reclassifications and other items	0	(5)	0
Closing balance	€ (983)	€ (888)	€ (816)	€ (760)